GEOGRAPHIC INFORMATION (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Revenues	$ 153,792	$ 100,706
Property and equipment, net	13,659		$ 12,714
North America/U.S. [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Revenues	138,866	78,592
Property and equipment, net	4,733		3,071
Europe [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Revenues	7,077	17,952
Property and equipment, net	337		482
Other [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Revenues	7,849	$ 4,162
ISRAEL [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Property and equipment, net	$ 8,589		$ 9,161